Loans Payable (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt instruments held [abstract]
Beginning Balance	$ 1,360	$ 0
Loans provided during the year	183	2,317
Accrued interest	9	14
Repayment of loans	(1,364)	0
Transferred to payables to related parties (note 9)	(188)	(971)
Ending Balance	$ 0	$ 1,360